Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2021	2020
Current tax:
Canada	—	—
Luxembourg	—	0.2
Current tax expense	—	0.2
Deferred tax expense (recovery):
Canada	715.5	(678.5)
United States	84.2	50.7
Deferred tax expense (recovery)	799.7	(627.8)
Income tax expense (recovery)	799.7	(627.6)

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2021	2020
Net income (loss) before tax	3,163.8	(3,147.5)
Statutory income tax rate	25.16%	25.98%
Expected provision for income taxes	796.0	(817.7)
Change in corporate tax rates and tax rate variance	21.9	8.4
Tax rates in foreign jurisdictions	5.8	(1.0)
Restricted share bonus plan	(1.6)	3.9
Recognition of deferred tax assets	(70.7)	—
Derecognition of deferred tax assets	37.5	203.7
Non-taxable capital gains	(2.5)	(18.4)
Non-deductible impairment of goodwill	3.0	2.0
Other	10.3	(8.5)
Income tax expense (recovery)	799.7	(627.6)

Disclosure of net deferred tax liabilities
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2021	2020
Deferred income tax:
To be settled within one year	60.1	19.8
To be settled beyond one year	510.0	1,348.1
Deferred income tax	570.1	1,367.9
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2021	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2021
Deferred income tax assets:
Property, plant and equipment	248.9	—	(248.9)	—
Decommissioning liability	262.2	—	(32.6)	229.6
Income tax losses carried forward	833.1	—	(18.9)	814.2
Share issue costs	1.1	0.1	(0.6)	0.6
Risk management contracts	11.6	—	29.5	41.1
Lease liabilities	40.1	—	(4.8)	35.3
Other	7.4	1.8	9.7	18.9
	1,404.4	1.9	(266.6)	1,139.7
Deferred income tax liabilities:
Property, plant and equipment	—	—	(533.4)	(533.4)
Risk management contracts	(9.9)	—	(3.5)	(13.4)
ROU asset	(26.6)	—	3.8	(22.8)
Other	—	—	—	—
	(36.5)	—	(533.1)	(569.6)
Net deferred income tax assets (liabilities)	1,367.9	1.9	(799.7)	570.1

($ millions)	At January 1, 2020	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2020
Deferred income tax assets:
Property, plant and equipment	—	—	248.9	248.9
Decommissioning liability	291.2	—	(29.0)	262.2
Income tax losses carried forward	932.6	—	(99.5)	833.1
Share issue costs	2.5	—	(1.4)	1.1
Risk management contracts	4.7	—	6.9	11.6
Lease liabilities	46.5	—	(6.4)	40.1
Other	6.6	(5.2)	6.0	7.4
	1,284.1	(5.2)	125.5	1,404.4
Deferred income tax liabilities:
Property, plant and equipment	(475.9)	—	475.9	—
Risk management contracts	(16.0)	—	6.1	(9.9)
ROU asset	(31.7)	—	5.1	(26.6)
Other	(15.2)	—	15.2	—
	(538.8)	—	502.3	(36.5)
Net deferred income tax assets (liabilities)	745.3	(5.2)	627.8	1,367.9

Disclosure of tax pools available
The approximate amounts of tax pools available as at December 31, 2021 and 2020 are as follows:

($ millions)	2021	2020
Tax pools:
Canada	7,012.5	6,981.1
United States	2,855.5	3,021.0
Total	9,868.0	10,002.1
The movement in the deferred tax asset in 2021 was primarily a result of the impairment reversal recognized during the year ended December 31, 2021. In 2020, the movement in the deferred tax asset was a result of the impairment expense recognized during the year ended December 31, 2020. Deferred tax assets are recognized to the extent of expected utilization of tax attributes, based on estimated undiscounted future cashflows included in the Company's independent reserve report.